UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PHEFX Hedged Equity Fund –
.
PHEIX Hedged Equity Fund–
.
I  Class
PZHEX Hedged Equity Fund–
.
Z Class

T. ROWE PRICE Hedged Equity Fund
HIGHLIGHTS
The Hedged Equity Fund underperformed the S&P 500 Index but outperformed the CBOE S&P 500 5% Put Protection Index from its inception on July 5, 2023, through December 31, 2023.
Security selection within the fund positively contributed to relative performance over the period, particularly within the US Structured Research Strategy.
Conversely, risk mitigation strategies employed by the fund detracted from relative returns.
The portfolio seeks long-term capital growth through investment in U.S. equities while employing a broad basket of hedging strategies that seeks to deliver a lower risk profile than the overall equity market, especially in significant market downturns. The portfolio consists of a long equity portfolio, as well as complementary hedging strategies that can be used to adjust exposure to various assets in an effort to mitigate risk and manage volatility.
The favorable end to 2023 for equities sets up a unique dynamic for the coming year as investors must adapt to a new market regime. We believe broader, less concentrated market leadership is likely to provide more varied sources of returns for investors who maintain a sharp focus on valuation fundamentals, creating particularly attractive opportunities for active strategic investors.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Hedged Equity Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Hedged Equity Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Hedged Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide long-term capital growth.
FUND COMMENTARY
How did the fund perform since inception?
The Hedged Equity Fund
returned 7.24% from its
inception on July 5, 2023,
through December 31, 2023.
The fund underperformed
the S&P 500 Index but
outperformed CBOE S&P
500 5% Put Protection Index,
which returned 6.06%. ( Past
performance cannot guarantee
future results . )
What factors influenced the fund’s performance?
The fund began operations a little more than halfway through the calendar year. During the third quarter, U.S. equity markets declined amid fears that persistent inflation would result in interest rates remaining higher for longer, perhaps resulting in a monetary policy-induced recession. However, improving sentiment and mounting expectations for rate cuts in 2024 helped the U.S.
stock market rally through the end of the year, with major indexes approaching record highs. Against this backdrop, the fund delivered solid absolute returns, supported by favorable security selection within the underlying equity allocations.
The fund’s position in the US Structured Research Strategy was a notable contributor to relative results. Within the strategy, stock choices in the health care and financials sectors added value. Within health care, holdings in the pharmaceuticals industry were a particular source of strength. The fund’s position in the integrated U.S. equity lower volatility strategy also added value, although to a lesser extent. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
PERFORMANCE COMPARISON
Total Return
Period Ended 12/31/23
Since
Inception
7/5/23
Hedged Equity Fund –
.
7.24%
Hedged Equity Fund–
.
I  Class 7.37
Hedged Equity Fund–
.
Z  Class 7.81
S&P 500 Index 8.10
CBOE S&P 500 5% Put Protection Index 6.06

T. ROWE PRICE Hedged Equity Fund

The fund’s risk mitigation strategies detracted from relative performance.
Of note, the strategy maintained a reduced equity exposure to hedge against possible market drawdowns, which detracted from performance, particularly as equities surged late in the period. Exposure to lower-volatility equities was also unfavorable during the period, as this exposure lagged the U.S. equity market amid investor preference for higher-beta names. (Beta is a measure of market volatility. A higher number typically suggests a stock is more volatile.)
On the positive side, exposure to U.S. Treasuries via futures contributed to performance, as yields plummeted late in the period.
How is the fund positioned?
Our objective is to provide our clients with strong risk-adjusted returns while also delivering a lower risk profile than the overall equity market. We believe a broad approach using multiple tools to manage risk provides greater flexibility to adapt in changing market environments. We expect this more dynamic approach to outperform options-only approaches over time and to deliver more robust risk
mitigation in a wider variety
of down markets.
We modestly increased
our exposure to lower-
volatility equities after a
period of weakness as a
potential relative hedge
against broader equities in
the event of a downturn.
The fund’s exposure to
U.S. Treasuries remains
lower than typical for the
fund, as their potential
for hedging equity market
weakness is muted given
recent positive correlations
with equities and the risk of
inflation reaccelerating.
On an absolute basis, the
fund’s largest sector position
is in the information
technology sector. The fund also holds notable positions in the health care and financials sectors. Conversely, the fund’s smallest absolute allocations are in the real estate and materials sectors.
SECTOR DIVERSIFICATION
Percent of
Net Assets
12/31/23
Information Technology 25.7%
Health Care 12.6
Financials 12.5
Consumer Discretionary 9.4
Industrials and Business Services 8.0
Communication Services 7.4
Consumer Staples 6.3
Energy 3.3
Utilities 2.7
Materials 2.0
Real Estate 1.7
Other and Reserves 8.4
Total 100.0%
Historical weightings reflect current industry/sector
classifications.

T. ROWE PRICE Hedged Equity Fund

What is portfolio management’s outlook?
The favorable end to 2023 for equities sets up a unique dynamic for the coming year as investors must adapt to a new market regime. Even with the expectation of easing monetary policy in the form of interest rate cuts by the U.S. Federal
Reserve, macroeconomic risks exist with sticky inflation and the potential for supply side pressures to influence energy prices. It remains to be seen how real (after-inflation) interest rates above 2% will play out in the markets. But we do not believe that high rates will kill the U.S. economy. Rates are high relative to the post-global financial crisis period but not relative to capital market history. The federal funds rate exceeded 5% for decades, and stock markets still did well. Sticky inflation historically has been good for earnings.
We believe broader, less concentrated market leadership is likely to provide more varied sources of returns for investors who maintain a sharp focus on valuation fundamentals, creating particularly attractive opportunities for active strategic investors.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Hedged Equity Fund

RISKS OF INVESTING
As with all stock and bond mutual funds, the fund’s share price can fall because of weakness in the stock or bond markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, the investment manager’s assessment of companies held in a fund may prove incorrect, resulting in losses or poor performance even in rising markets. A sizable cash or fixed income position may hinder the fund from participating fully in a strong, rapidly rising bull market. In addition, significant exposure to bonds increases the risk that the fund’s share value could be hurt by rising interest rates or credit downgrades or defaults. Convertible securities are also exposed to price fluctuations of the company’s stock.
BENCHMARK INFORMATION
Note: The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”) and has been licensed for use by T. Rowe Price. Standard &  Poor’s
®
and S&P
®
 are registered trademarks of
Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”);
Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC
(“Dow Jones”); T. Rowe Price is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

T. ROWE PRICE Hedged Equity Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
Microsoft 6.1%
Apple 5.6
Alphabet 3.3
Amazon.com 2.9
NVIDIA 2.8
Meta Platforms 1.7
Tesla 1.3
Broadcom 1.3
Eli Lilly 1.3
UnitedHealth Group 1.2
Visa 1.2
Berkshire Hathaway 1.0
JPMorgan Chase 1.0
Exxon Mobil 1.0
Accenture 1.0
Mastercard 0.9
Procter & Gamble 0.9
Home Depot 0.9
Salesforce 0.8
T-Mobile U.S. 0.8
Johnson & Johnson 0.8
Merck 0.8
AbbVie 0.7
Walmart 0.7
Adobe 0.7
Total 40.7%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Hedged Equity Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Periods Ended 12/31/23
Since
Inception
7/5/23
Hedged Equity Fund –
.
7.24%*
Hedged Equity Fund–
.
I  Class 7.37*
Hedged Equity Fund–
.
Z Class 7.81*
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.
* Returns for periods of less than one year are not annualized.
Hedged Equity Fund 0.58%
Hedged Equity Fund–I Class 0.52
Hedged Equity Fund–Z Class 0.51
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Hedged Equity Fund

Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Hedged Equity Fund

HEDGED EQUITY FUND
Beginning
Account Value
Ending
Account Value
Expenses Paid
During Period
Investor Class
7/6/23
1
12/31/23 7/6/23 to 12/31/23
1,2
Actual
$1,000.00 $1,072.40 $4.17
7/1/23
1
12/31/23 7/1/23 to 12/31/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,021.07   4.18
I Class
7/6/23
1
12/31/23 7/6/23 to 12/31/23
1,2
Actual
 1,000.00   1,073.70   2.69
7/1/23
1
12/31/23 7/1/23 to 12/31/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,022.53   2.70
Z Class
7/6/23
1
12/31/23 7/6/23 to 12/31/23
1,2
Actual
 1,000.00   1,078.10   0.00
7/1/23
1
12/31/23 7/1/23 to 12/31/23
1,3
Hypothetical (assumes 5%
return before expenses)
 1,000.00   1,025.21   0.00
1
The actual expense example is based on the period since the fund's start of operations on
7/6/23, one day after inception; the hypothetical expense example is based on the half-
year period beginning 7/1/23, as required by the SEC.
2
Expenses are equal to the fund’s annualized expense ratio for the period since inception, multiplied by the average account value over the period, multiplied by the number of days in the period (179), and divided by the days in the year (365) to reflect the period since the fund's start of operations. The annualized expense ratio of Investor Class was 0.82%, the I
Class was 0.53%, and the Z Class was 0.00%.
3
Expenses are equal to the fund’s annualized expense ratio for the period since inception, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the Investor Class was 0.82%, the I
Class was 0.53%, and the Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Hedged Equity Fund
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
7/5/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 10.00
Investment activities
Net investment income
(2)(3)
0.06
Net realized and unrealized gain/loss 0.67
Total from investment activities 0.73
Distributions
Net investment income (0.05)
Net realized gain (0.01)
Total distributions (0.06)
NET ASSET VALUE
End of period $ 10.67
Ratios/Supplemental Data
Total return
(3)(4)
7.24%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 1.35%
(5)
Net expenses after waivers/payments by Price Associates 0.82%
(5)
Net investment income 1.21%
(5)
Portfolio turnover rate 16.1%
Net assets, end of period (in thousands) $353
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Hedged Equity Fund
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
7/5/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 10.00
Investment activities
Net investment income
(2)(3)
0.08
Net realized and unrealized gain/loss 0.66
Total from investment activities 0.74
Distributions
Net investment income (0.05)
Net realized gain (0.01)
Total distributions (0.06)
NET ASSET VALUE
End of period $ 10.68
Ratios/Supplemental Data
Total return
(3)(4)
7.37%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.53%
(5)
Net expenses after waivers/payments by Price Associates 0.53%
(5)
Net investment income 1.54%
(5)
Portfolio turnover rate 16.1%
Net assets, end of period (in millions) $113
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Hedged Equity Fund
Financial Highlights

For a share outstanding throughout the period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
7/5/23
(1)
Through
12/31/23
NET ASSET VALUE
Beginning of period $ 10.00
Investment activities
Net investment income
(2)(3)
0.10
Net realized and unrealized gain/loss 0.68
Total from investment activities 0.78
Distributions
Net investment income (0.06)
Net realized gain (0.01)
Total distributions (0.07)
NET ASSET VALUE
End of period $ 10.71
Ratios/Supplemental Data
Total return
(3)(4)
7.81%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price Associates 0.53%
(5)
Net expenses after waivers/payments by Price Associates 0.00%
(5)
Net investment income 2.05%
(5)
Portfolio turnover rate 16.1%
Net assets, end of period (in millions) $3,071
0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Hedged Equity Fund
December 31, 2023

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 91.6%
COMMUNICATION SERVICES 7.4%
Diversified Telecommunication Services 0.4%
AT&T  165,951 2,785
Verizon Communications  279,239 10,527
13,312
Entertainment 0.8%
Electronic Arts  10,809 1,479
Netflix  (1) 36,405 17,725
Walt Disney  84,202 7,602
26,806
Interactive Media & Services 4.9%
Alphabet, Class A  (1) 296,348 41,397
Alphabet, Class C  (1) 444,580 62,655
Meta Platforms, Class A  (1) 149,148 52,792
156,844
Media 0.5%
Charter Communications, Class A  (1) 5,126 1,992
Comcast, Class A  260,804 11,436
Omnicom Group  20,316 1,758
15,186
Wireless Telecommunication Services 0.8%
T-Mobile U.S.  161,382 25,874
25,874
Total Communication Services 238,022
CONSUMER DISCRETIONARY 9.4%
Automobile Components 0.1%
Aptiv (1) 42,399 3,804
3,804
Automobiles 1.5%
General Motors  75,877 2,726
Rivian Automotive, Class A  (1) 93,755 2,199
Tesla  (1) 171,483 42,610
47,535
Broadline Retail 2.9%
Amazon.com (1) 604,012 91,774
91,774
Hotels, Restaurants & Leisure 2.1%
Airbnb, Class A  (1) 11,238 1,530
Booking Holdings  (1) 2,606 9,244

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chipotle Mexican Grill  (1) 3,589 8,208
Hilton Worldwide Holdings  32,852 5,982
Las Vegas Sands  85,559 4,210
Marriott International, Class A  10,658 2,404
McDonald's  68,231 20,231
Norwegian Cruise Line Holdings  (1) 71,950 1,442
Royal Caribbean Cruises  (1) 41,210 5,336
Starbucks  47,812 4,591
Wynn Resorts  27,254 2,483
65,661
Household Durables 0.2%
NVR (1) 883 6,181
6,181
Specialty Retail 2.2%
AutoZone (1) 3,959 10,237
Bath & Body Works  27,491 1,187
Burlington Stores  (1) 11,556 2,247
Home Depot  80,127 27,768
Lowe's  20,451 4,551
O'Reilly Automotive  (1) 9,948 9,451
Ross Stores  42,243 5,846
TJX  100,170 9,397
70,684
Textiles, Apparel & Luxury Goods 0.4%
Lululemon Athletica  (1) 7,683 3,928
NIKE, Class B  91,379 9,921
13,849
Total Consumer Discretionary 299,488
CONSUMER STAPLES 6.3%
Beverages 1.7%
Coca-Cola  334,334 19,702
Constellation Brands, Class A  18,604 4,498
Keurig Dr Pepper  197,260 6,573
Monster Beverage  (1) 63,876 3,680
PepsiCo  109,964 18,676
53,129
Consumer Staples Distribution & Retail 1.7%
Costco Wholesale  28,720 18,958
Dollar General  21,782 2,961
Dollar Tree  (1) 4,014 570
Sysco  35,421 2,590
Target  33,378 4,754

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Walmart  144,731 22,817
52,650
Food Products 0.7%
Hershey  14,335 2,673
Kraft Heinz  163,080 6,031
Mondelez International, Class A  190,191 13,775
Tyson Foods, Class A  17,723 952
23,431
Household Products 1.4%
Clorox  1,800 257
Colgate-Palmolive  154,600 12,323
Kimberly-Clark  20,896 2,539
Procter & Gamble  194,258 28,466
43,585
Personal Care Products 0.2%
elf Beauty  (1) 10,811 1,560
Kenvue  186,148 4,008
5,568
Tobacco 0.6%
Altria Group  36,913 1,489
Philip Morris International  175,097 16,473
17,962
Total Consumer Staples 196,325
ENERGY 3.3%
Energy Equipment & Services 0.3%
Halliburton  110,054 3,979
Schlumberger  123,198 6,411
10,390
Oil, Gas & Consumable Fuels 3.0%
Chesapeake Energy  7,772 598
Chevron  102,467 15,284
ConocoPhillips  123,348 14,317
Diamondback Energy  18,382 2,851
EOG Resources  53,258 6,442
EQT  34,884 1,349
Exxon Mobil  307,287 30,722
Hess  17,650 2,544
Kinder Morgan  94,313 1,664
Marathon Petroleum  44,805 6,647
Phillips 66  13,400 1,784
Pioneer Natural Resources  16,527 3,717
Suncor Energy  41,824 1,340
Valero Energy  15,378 1,999

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Williams  100,778 3,510
94,768
Total Energy 105,158
FINANCIALS 12.5%
Banks 2.6%
Bank of America  324,805 10,936
Citigroup  194,653 10,013
East West Bancorp  30,537 2,197
Fifth Third Bancorp  166,202 5,732
Huntington Bancshares  277,239 3,527
JPMorgan Chase  192,008 32,661
Truist Financial  47,512 1,754
Wells Fargo  326,134 16,052
Western Alliance Bancorp  20,062 1,320
84,192
Capital Markets 2.5%
Ares Management, Class A  22,921 2,726
Bank of New York Mellon  71,651 3,729
BlackRock  3,876 3,147
Cboe Global Markets  43,705 7,804
Charles Schwab  187,424 12,895
CME Group  17,675 3,722
Goldman Sachs Group  23,555 9,087
Intercontinental Exchange  54,880 7,048
KKR  24,400 2,022
LPL Financial Holdings  8,395 1,911
MarketAxess Holdings  2,938 860
Moody's  6,033 2,356
Morgan Stanley  81,046 7,558
MSCI  2,444 1,382
S&P Global  24,463 10,776
Tradeweb Markets, Class A  14,515 1,319
78,342
Consumer Finance 0.4%
American Express  54,328 10,178
Discover Financial Services  29,039 3,264
Synchrony Financial  14,200 542
13,984
Financial Services 4.4%
Apollo Global Management  28,397 2,646
Berkshire Hathaway, Class B  (1) 93,424 33,321
Corebridge Financial  290,403 6,290
Equitable Holdings  107,125 3,567

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fiserv  (1) 85,607 11,372
FleetCor Technologies  (1) 22,008 6,220
Global Payments  74,169 9,419
Mastercard, Class A  68,424 29,184
Visa, Class A  142,203 37,023
139,042
Insurance 2.6%
Aflac  32,293 2,664
American Financial Group  21,524 2,559
American International Group  173,956 11,785
Arthur J Gallagher  3,300 742
Chubb  87,459 19,766
Hartford Financial Services Group  153,529 12,341
Marsh & McLennan  69,318 13,134
MetLife  120,173 7,947
RenaissanceRe Holdings  36,350 7,125
Travelers  20,952 3,991
82,054
Total Financials 397,614
HEALTH CARE 12.6%
Biotechnology 2.3%
AbbVie  149,902 23,230
Amgen  58,303 16,793
Biogen  (1) 15,358 3,974
BioMarin Pharmaceutical  (1) 8,326 803
Gilead Sciences  110,847 8,980
Moderna  (1) 5,654 562
Regeneron Pharmaceuticals  (1) 7,256 6,373
Vertex Pharmaceuticals  (1) 32,474 13,213
73,928
Health Care Equipment & Supplies 2.3%
Abbott Laboratories  65,776 7,240
Baxter International  71,916 2,780
Becton Dickinson & Company  42,196 10,289
Boston Scientific  (1) 70,215 4,059
Dexcom  (1) 35,123 4,359
Edwards Lifesciences  (1) 55,428 4,226
Hologic  (1) 50,039 3,575
Intuitive Surgical  (1) 33,932 11,447
Medtronic  87,880 7,240
Penumbra  (1) 2,930 737
Stryker  30,181 9,038
Teleflex  9,473 2,362

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zimmer Biomet Holdings  44,821 5,455
72,807
Health Care Providers & Services 3.1%
Cardinal Health  7,100 716
Cencora  29,370 6,032
Centene  (1) 10,200 757
Cigna Group  40,751 12,203
CVS Health  28,029 2,213
Elevance Health  28,462 13,421
HCA Healthcare  7,821 2,117
Humana  12,685 5,807
McKesson  24,158 11,185
Molina Healthcare  (1) 6,995 2,527
Tenet Healthcare  (1) 37,497 2,834
UnitedHealth Group  73,856 38,883
98,695
Life Sciences Tools & Services 1.1%
Agilent Technologies  14,722 2,047
Avantor  (1) 36,580 835
Bio-Techne  28,000 2,160
Danaher  36,410 8,423
ICON  (1) 7,178 2,032
IQVIA Holdings  (1) 2,911 674
Repligen  (1) 5,385 968
Thermo Fisher Scientific  32,499 17,250
34,389
Pharmaceuticals 3.8%
AstraZeneca, ADR  35,396 2,384
Bristol-Myers Squibb  70,718 3,628
Catalent  (1) 39,576 1,778
Eli Lilly  70,133 40,882
Johnson & Johnson  163,565 25,637
Merck  219,103 23,887
Novo Nordisk, ADR  24,008 2,484
Pfizer  141,168 4,064
Viatris  379,812 4,113
Zoetis  69,472 13,712
122,569
Total Health Care 402,388
INDUSTRIALS & BUSINESS SERVICES 8.0%
Aerospace & Defense 1.8%
Boeing (1) 70,749 18,441
General Dynamics  20,734 5,384

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Howmet Aerospace  66,982 3,625
Huntington Ingalls Industries  7,429 1,929
L3Harris Technologies  38,382 8,084
Lockheed Martin  12,462 5,648
Northrop Grumman  8,350 3,909
RTX  66,396 5,587
TransDigm Group  6,060 6,130
58,737
Air Freight & Logistics 0.2%
FedEx  19,437 4,917
4,917
Building Products 0.3%
Carrier Global  90,642 5,207
Johnson Controls International  37,821 2,180
Trane Technologies  7,555 1,843
9,230
Commercial Services & Supplies 0.9%
Cintas  5,267 3,174
Copart  (1) 88,901 4,356
Republic Services  38,241 6,306
Veralto  5,057 416
Waste Connections  88,019 13,139
Waste Management  8,347 1,495
28,886
Construction & Engineering 0.0%
WillScot Mobile Mini Holdings  (1) 10,575 471
471
Electrical Equipment 0.1%
Emerson Electric  6,880 670
Rockwell Automation  6,042 1,876
2,546
Ground Transportation 1.4%
Canadian National Railway  35,108 4,410
Canadian Pacific Kansas City  18,724 1,480
CSX  266,911 9,254
JB Hunt Transport Services  9,471 1,892
Norfolk Southern  26,690 6,309
Old Dominion Freight Line  18,305 7,419
Saia  (1) 9,497 4,162
Uber Technologies  (1) 153,900 9,476
44,402
Industrial Conglomerates 1.6%
3M  20,489 2,240

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
General Electric  143,094 18,263
Honeywell International  69,220 14,516
Roper Technologies  27,586 15,039
50,058
Machinery 1.3%
Caterpillar  7,378 2,182
Cummins  46,122 11,049
Deere  11,872 4,747
Esab  10,033 869
IDEX  12,773 2,773
Ingersoll Rand  69,300 5,360
Otis Worldwide  21,457 1,920
PACCAR  34,851 3,403
Stanley Black & Decker  81,290 7,975
40,278
Passenger Airlines 0.1%
Southwest Airlines  64,945 1,876
United Airlines Holdings  (1) 20,363 840
2,716
Professional Services 0.3%
Broadridge Financial Solutions  29,672 6,105
Equifax  9,373 2,318
8,423
Trading Companies & Distributors 0.0%
SiteOne Landscape Supply  (1) 3,301 536
United Rentals  1,553 891
1,427
Total Industrials & Business Services 252,091
INFORMATION TECHNOLOGY 25.7%
Communications Equipment 0.6%
Arista Networks  (1) 16,335 3,847
Cisco Systems  209,584 10,588
Motorola Solutions  14,494 4,538
18,973
Electronic Equipment, Instruments & Components 0.9%
Amphenol, Class A  160,574 15,918
Keysight Technologies  (1) 11,066 1,761
TE Connectivity  36,200 5,086
Teledyne Technologies  (1) 9,938 4,435
Zebra Technologies, Class A  (1) 4,750 1,298
28,498

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
IT Services 1.8%
Accenture, Class A  87,255 30,619
Akamai Technologies  (1) 44,768 5,298
Cognizant Technology Solutions, Class A  68,470 5,172
GoDaddy, Class A  (1) 44,725 4,748
International Business Machines  55,441 9,067
VeriSign  (1) 14,293 2,944
57,848
Semiconductors & Semiconductor Equipment 6.8%
Advanced Micro Devices  (1) 48,615 7,166
Analog Devices  6,464 1,284
Applied Materials  26,963 4,370
ASML Holding  10,392 7,866
Broadcom  36,701 40,968
Entegris  57,442 6,883
First Solar  (1) 3,972 684
Intel  149,700 7,522
KLA  17,692 10,284
Lam Research  14,871 11,648
Lattice Semiconductor  (1) 18,665 1,288
Marvell Technology  37,474 2,260
Monolithic Power Systems  4,900 3,091
NVIDIA  177,557 87,930
ON Semiconductor  (1) 27,664 2,311
QUALCOMM  112,634 16,290
Texas Instruments  21,204 3,614
215,459
Software 9.8%
Adobe (1) 35,015 20,890
Autodesk  (1) 5,900 1,436
Cadence Design Systems  (1) 22,993 6,263
Descartes Systems Group  (1) 30,357 2,552
DocuSign  (1) 145,953 8,677
Fair Isaac  (1) 1,725 2,008
Fortinet  (1) 65,969 3,861
Gen Digital  338,640 7,728
Intuit  23,889 14,931
Microsoft  516,506 194,227
Palo Alto Networks  (1) 11,374 3,354
Salesforce  (1) 102,594 26,997
Samsara, Class A  (1) 41,162 1,374
ServiceNow  (1) 3,662 2,587
Synopsys  (1) 20,698 10,658
Workday, Class A  (1) 5,522 1,524

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zscaler  (1) 15,034 3,331
312,398
Technology Hardware, Storage & Peripherals 5.8%
Apple  920,027 177,133
Pure Storage, Class A  (1) 110,271 3,932
Western Digital  (1) 66,158 3,465
184,530
Total Information Technology 817,706
MATERIALS 2.0%
Chemicals 1.0%
CF Industries Holdings  69,791 5,548
Linde  47,722 19,600
Nutrien  18,483 1,041
RPM International  13,723 1,532
Sherwin-Williams  18,025 5,622
33,343
Construction Materials 0.1%
Vulcan Materials  15,022 3,410
3,410
Containers & Packaging 0.4%
Avery Dennison  12,001 2,426
Ball  55,377 3,185
International Paper  47,478 1,716
Packaging Corp. of America  23,150 3,772
Westrock  45,344 1,883
12,982
Metals & Mining 0.4%
Agnico Eagle Mines  29,900 1,640
Franco-Nevada  11,700 1,296
Freeport-McMoRan  120,614 5,135
Steel Dynamics  31,632 3,736
11,807
Paper & Forest Products 0.1%
West Fraser Timber  38,255 3,274
3,274
Total Materials 64,816
REAL ESTATE 1.7%
Health Care Real Estate Investment Trusts 0.1%
Welltower, REIT  48,530 4,376
4,376

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Industrial Real Estate Investment Trusts 0.4%
Prologis, REIT  70,849 9,444
Rexford Industrial Realty, REIT  77,434 4,344
13,788
Real Estate Management & Development 0.1%
CBRE Group, Class A  (1) 14,949 1,391
CoStar Group  (1) 24,060 2,103
3,494
Residential Real Estate Investment Trusts 0.3%
American Homes 4 Rent, Class A, REIT  36,452 1,311
AvalonBay Communities, REIT  15,037 2,815
Camden Property Trust, REIT  5,300 526
Essex Property Trust, REIT  13,478 3,342
Sun Communities, REIT  3,700 495
8,489
Retail Real Estate Investment Trusts 0.1%
Kimco Realty, REIT  29,268 624
Simon Property Group, REIT  14,766 2,106
2,730
Specialized Real Estate Investment Trusts 0.7%
American Tower, REIT  45,217 9,761
Equinix, REIT  7,658 6,168
Extra Space Storage, REIT  16,316 2,616
Public Storage, REIT  12,112 3,694
Weyerhaeuser, REIT  26,101 908
23,147
Total Real Estate 56,024
UTILITIES 2.7%
Electric Utilities 1.6%
Duke Energy  33,808 3,281
Evergy  49,167 2,566
FirstEnergy  141,913 5,202
NextEra Energy  215,900 13,114
PG&E  568,370 10,248
PPL  94,435 2,559
Southern  153,063 10,733
Xcel Energy  50,526 3,128
50,831
Multi-Utilities 1.1%
Ameren  98,695 7,140
CenterPoint Energy  43,700 1,249
CMS Energy  78,291 4,546

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consolidated Edison  30,213 2,748
Dominion Energy  268,032 12,597
NiSource  130,437 3,463
WEC Energy Group  36,056 3,035
34,778
Total Utilities 85,609
Total Common Stocks (Cost $2,687,388) 2,915,241
SHORT-TERM INVESTMENTS 8.2%
Money Market Funds 7.1%
T. Rowe Price Treasury Reserve Fund, 5.40%  (2)(3) 226,763,024 226,763
226,763
U.S. Treasury Obligations 1.1%
U.S. Treasury Bills, 5.216%, 5/9/24  (4) 37,000,000 36,323
36,323
Total Short-Term Investments (Cost $263,085) 263,086
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Put, 3/15/24 @
$4,300.00  (1) 627 299,068 1,038
Wells Fargo Bank
S&P 500 Index, Put,
3/15/24 @ 4,300.00  (1) 170 81,087 281
Total Options Purchased (Cost $3,742) 1,319
Total Investments in Securities
99.9% of Net Assets
(Cost $2,954,215) $ 3,179,646
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
(4) At December 31, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.

T. ROWE PRICE Hedged Equity Fund

ADR American Depositary Receipts
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Hedged Equity Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1,679 S&P 500 E-mini Index contracts 3/24 (404,639) $ (11,537)
Long, 3,309 U.S. Treasury Notes ten year contracts 3/24 373,555 11,611
Net payments (receipts) of variation margin to date 954
Variation margin receivable (payable) on open futures contracts $ 1,028

T. ROWE PRICE Hedged Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the period ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 5.40% $ —# $ — $ 3,852+
Supplementary Investment Schedule
Affiliate
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Treasury Reserve
Fund, 5.40%  ¤   ¤ $ 226,763^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $3,852 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $226,763.

T. ROWE PRICE Hedged Equity Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,954,215) $ 3,179,646
Dividends receivable 2,433
Receivable for investment securities sold 1,767
Due from affiliates 1,163
Variation margin receivable on futures contracts 1,028
Receivable for shares sold 390
Foreign currency (cost $16) 16
Other assets 13
Total assets 3,186,456
Liabilities
Investment management fees payable 1,185
Payable for investment securities purchased 1,080
Payable for shares redeemed 11
Payable to directors 2
Other liabilities 16
Total liabilities 2,294
NET ASSETS $ 3,184,162

T. ROWE PRICE Hedged Equity Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 184,682
Paid-in capital applicable to 297,440,025 shares of $0.0001
par value capital stock outstanding; 2,000,000,000, shares
authorized 2,999,480
NET ASSETS $ 3,184,162
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $353; Shares outstanding: 33,099) $ 10.67
I Class
(Net assets: $112,519; Shares outstanding: 10,535,504) $ 10.68
Z Class
(Net assets: $3,071,290; Shares outstanding: 286,871,422) $ 10.71

T. ROWE PRICE Hedged Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements
7/5/23
Through
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $25) $ 19,262
    Interest 777
Total income 20,039
Expenses
Investment management 5,040
Shareholder servicing
I Class 1
Prospectus and shareholder reports
Z Class 2
Custody and accounting 80
Legal and audit 18
Directors 3
Registration 1
Miscellaneous 1
Waived / paid by Price Associates (4,973)
Total expenses 173
Net investment income 19,866
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (19,311)
Futures (20,849)
Foreign currency transactions 1
Net realized loss (40,159)
Change in net unrealized gain / loss
Securities 225,431
Futures 74
Change in net unrealized gain / loss 225,505
Net realized and unrealized gain / loss 185,346
INCREASE IN NET ASSETS FROM OPERATIONS
$ 205,212

T. ROWE PRICE Hedged Equity Fund
Statement of Changes in Net Assets

($000s)
7/5/23
Through
12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 19,866
Net realized loss (40,159)
Change in net unrealized gain / loss 225,505
Increase in net assets from operations 205,212
Distributions to shareholders
Net earnings
Investor Class (1)
I Class (580)
Z Class (19,939)
Decrease in net assets from distributions (20,520)
Capital share transactions
*
Shares sold
Investor Class 353
I Class 105,698
Z Class 2,895,248
Distributions reinvested
Investor Class 1
I Class 579
Z Class 19,939
Shares redeemed
Investor Class (11)
I Class –
Z Class (22,337)
Increase in net assets from capital share transactions 2,999,470

T. ROWE PRICE Hedged Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
7/5/23
Through
12/31/23
Net Assets
Increase during period 3,184,162
Beginning of period –
End of period $ 3,184,162
*Share information (000s)
Shares sold
Investor Class 34
I Class 10,481
Z Class 287,154
Distributions reinvested
Investor Class –
(1)
I Class 55
Z Class 1,881
Shares redeemed
Investor Class (1)
I Class –
Z Class (2,164)
Increase in shares outstanding 297,440
(1)
Amount rounds to less than 1,000 shares

T. ROWE PRICE Hedged Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the Investment
Company Act of 1940 (the 1940 Act). The Hedged Equity Fund (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on July 5, 2023. The fund seeks to provide long-
term capital growth. The fund has three classes of shares: the Hedged Equity Fund
(Investor Class), the Hedged Equity Fund–I Class (I Class) and the Hedged Equity
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at

T. ROWE PRICE Hedged Equity Fund

the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Subscriptions  Under certain circumstances, and when considered to be in the best interest of all shareholders, the fund may accept portfolio securities rather than cash as payment for the purchase of fund shares (in-kind subscription). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. In-kind subscriptions result in no gain or loss and no tax consequences for the fund. During the period ended December 31,
2023, the fund accepted $2,240,577,000 of in-kind subscriptions, all of which were from other T. Rowe Price funds.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Hedged Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE Hedged Equity Fund

Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Hedged Equity Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the period ended December 31, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,915,241 $ — $ — $ 2,915,241
Short-Term Investments 226,763 36,323 — 263,086
Options Purchased — 1,319 — 1,319
Total Securities 3,142,004 37,642 — 3,179,646
Futures Contracts* 11,611 — — 11,611
Total $ 3,153,615 $ 37,642 $ — $ 3,191,257
Liabilities
Futures Contracts* $ 11,537 $ — $ — $ 11,537
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Hedged Equity Fund

declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 11,611
Equity derivatives Securities^ 1,319
^
,*
Total $ 12,930
^
,*
Liabilities
Equity derivatives Futures $ 11,537
Total $ 11,537
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Hedged Equity Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the period ended December 31, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures Total
Realized Gain (Loss)
Interest rate derivatives $ — $ (2,421) $ (2,421)
Equity derivatives (4,312) (18,428) (22,740)
Total $ (4,312) $ (20,849) $ (25,161)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 11,611 $ 11,611
Equity derivatives (2,423) (11,537) (13,960)
Total $ (2,423) $ 74 $ (2,349)
^ Options purchased are reported as securities.

T. ROWE PRICE Hedged Equity Fund

MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of December 31, 2023, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of December 31, 2023, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $1,662,000 cash. As of December 31, 2023, securities valued at $28,280,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a

T. ROWE PRICE Hedged Equity Fund

cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the period ended December 31, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 23% and 25% of net assets.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty
(OTC option) or through a central clearinghouse (exchange-traded option). Options are included in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying
Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations;
premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, call and put options give the holder the right, but not the obligation, to purchase or sell, respectively, a security at a specified exercise price. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and, for options written, the potential

T. ROWE PRICE Hedged Equity Fund

for losses to exceed any premium received by the fund. During the period ended
December 31, 2023, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 11% and 13% of net assets.
NOTE 4 - Other
Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $747,911,000 and $286,903,000, respectively, for the period ended December 31, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to qualify as a regulated investment company under Subchapter M of the Internal
Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2023
Ordinary income (including short-term capital gains, if any) $ 18,781
Long-term capital gain 1,739
Total distributions $ 20,520

T. ROWE PRICE Hedged Equity Fund

At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to post-October loss deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 2,958,333
Unrealized appreciation $ 242,766
Unrealized depreciation (21,453)
Net unrealized appreciation (depreciation) $ 221,313
($000s)
Undistributed ordinary income $ 1,075
Net unrealized appreciation (depreciation) 221,313
Loss carryforwards and deferrals (37,706)
Total distributable earnings (loss) $ 184,682

T. ROWE PRICE Hedged Equity Fund

are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee and a group fee. The individual fund fee is equal to
0.16% of the fund’s average daily net assets; prior to November 1, 2023, the individual fund fee had been 0.31%. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses;
and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for

T. ROWE PRICE Hedged Equity Fund

expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the period ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses waived/paid by Price Associates in the amount of less than $1,000 remain subject to repayment by the fund at December 31, 2023. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the period ended
December 31, 2023, expenses incurred pursuant to these service agreements were
$47,000 for Price Associates and less than $1,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.90% 0.05% 0.00%
Expense limitation date 04/30/25 04/30/25 N/A
(Waived)/repaid during the period ($000s) $—
(1)
$— $(4,973)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE Hedged Equity Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2023, approximately 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 9,500 shares of the Investor Class, representing 29% of the Investor Class's net assets, 9,500 shares of the I Class, representing less than 1% of the I Class's net assets, and 1,000 shares of the Z Class, representing less than 1% of the Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended
December 31, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including

T. ROWE PRICE Hedged Equity Fund

reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Hedged Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and Shareholders of
T. Rowe Price Hedged Equity Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Hedged Equity Fund, Inc. (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2023, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period July 5,
2023 (inception) through December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, and the results of its operations, changes in its net assets, and the financial highlights for the period July 5,
2023 (inception) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Hedged Equity Fund

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Hedged Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,739,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $13,860,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $13,200,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Hedged Equity Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Hedged Equity Fund

Approval of Investment Management Agreement
At a meeting held on February 1, 2023 (Meeting), the fund’s Board of Directors (Board), including a majority of the fund’s independent directors, approved the initial investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In considering and approving the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interactions with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the advisory contracts for the T. Rowe Price funds, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to other
T. Rowe Price funds (and the nature, quality, and extent of the services expected to be provided to the fund) by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities, such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel that will be involved in the management of the fund, as well as the
Adviser’s compliance record. The Board concluded that it was satisfied with the nature, quality, and extent of the services to be provided by the Adviser.
Costs, Benefits, Economies of Scale, and Fees and Expenses
Since the fund was approved for launch at the Meeting, the Board did not review information regarding the revenues received by the Adviser under the Advisory Contract and other benefits that the Adviser (and its affiliates) may have realized, or will realize, from its relationship with the fund.

T. ROWE PRICE Hedged Equity Fund

Under the Advisory Contract, the fund will pay the Adviser for investment management services composed of two components—a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets—and the fund pays its own expenses of operations. The group fee rate decreases as total T. Rowe Price fund assets grow, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds, thus allowing shareholders of those funds to share potential economies of scale.
The fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets.
The expense limitations mitigate the potential for relatively high operating expenses until the fund achieves greater scale.
The fund will also offer a Z Class, which will serve as an underlying investment within certain T. Rowe Price fund of funds arrangements. The Adviser will waive its advisory fee on the Z Class and waive or bear the Z Class’s other operating expenses, with certain exceptions. The Board considered whether the advisory fee and operating expense waivers on the Z Class may present a means for cross-subsidization of the Z Class by other share classes of the fund. In that regard, the Board noted that the Z Class operating expenses are largely covered by the all-inclusive fees charged by the investing T. Rowe
Price fund of funds and that any Z Class operating expenses not covered by the investing
T. Rowe Price fund of funds’ fees will be paid by the Adviser and not by shareholders of any other share class of the fund.
In connection with its approval of the initial Advisory Contract, the Board was provided with information regarding industry trends in management fees and expenses and the
Board reviewed comparisons of the fund’s proposed fee structure relative to similarly managed competitor funds and T. Rowe Price funds. On the basis of the information provided and the factors considered, the Board concluded that the fee structure was reasonable and appropriate.
Approval of the Advisory Contract
As noted, at the Meeting, the Board approved the initial Advisory Contract for the fund.
No single factor was considered in isolation or to be determinative to the decision.
Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its future shareholders for the
Board to approve the Advisory Contract (including the fees to be charged for services thereunder).

T. ROWE PRICE Hedged Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Hedged Equity Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Hedged Equity Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds.
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Equity Funds  Principal Occupation(s)
Francisco Alonso (1978)
Executive Vice President
Vice President, Price Investment Management,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Brian W.H. Berghuis, CFA (1958)
Executive Vice President
Vice President, Price Investment Management,
T. Rowe Price Group, Inc., and T. Rowe Price Trust
Company
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Hedged Equity Fund

Name (Year of Birth)
Position Held With Equity Funds  Principal Occupation(s)
Paul D. Greene II (1978)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Stephon Jackson, CFA (1962)
Co-president
Director and President, Price Investment
Management; Vice President, T. Rowe Price Group,
Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
John D. Linehan, CFA (1965)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Sean P. McWilliams (1988)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua Nelson (1977)
Co-president
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Alexander P. Roik, CFA (1991)
Executive Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Gabriel Solomon (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Taymour R. Tamaddon, CFA (1976)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
John F. Wakeman (1962)
Vice President
Vice President, Price Investment Management and
T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Hedged Equity Fund

Name (Year of Birth)
Position Held With Equity Funds  Principal Occupation(s)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3281760 F1544-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2.  Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3.  Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$25,357	$
Audit-Related Fees	-
Tax Fees	-
All Other Fees	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.  Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024